Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 287,624,000		$ 405,890,000	$ 442,547,000	$ 456,325,000
Forward freight agreements	27,651,000		58,186,000
Total vessels and equipment	2,267,704,000		2,325,097,000
Vessels held for sale	13,756,000		32,974,000
Operating lease right-of-use assets (note 5)	20,672,000		52,961,000
Other
Short-term debt (note 8)	20,000,000		10,000,000
Long-term debt	(2,113,179,000)		(2,055,107,000)
Obligations related to finance leases, including current portion (note 5)	1,520,860,000		1,700,965,000
Swap | Accrued Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – liabilities	(3,000,000)		6,100,000
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Joint Ventures, Current	22,588,000		16,772,000
Due from Joint Ventures, Noncurrent	106,420,000		111,338,000
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(585,013,000)		(587,913,000)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Short-term debt (note 8)	20,000,000		10,000,000
Long-term debt	(1,528,166,000)		(1,467,194,000)
Obligations related to finance leases, including current portion (note 5)	1,520,860,000		1,700,965,000
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	287,624,000		405,890,000
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	816,000		0
Interest rate swap agreements – liabilities	(34,516,000)		(77,873,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,891,000		4,505,000
Cross currency interest swap agreements – liabilities	(20,533,000)		(20,022,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(270,000)		0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(56,000)		0
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total vessels and equipment	0		99,967,000
Vessels held for sale	12,740,000		31,680,000
Operating lease right-of-use assets (note 5)	0		1,799,000
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term Debt, Fair Value	607,893,000		597,281,000
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Short-term Debt, Fair Value	20,000,000		10,000,000
Long-term debt			(1,481,093,000)
Long-term Debt, Fair Value	1,555,742,000
Obligations related to finance leases, including current portion (note 5)	1,610,745,000		1,868,667,000
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	287,624,000		405,890,000
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	816,000		0
Interest rate swap agreements – liabilities	(34,516,000)		(77,873,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,891,000		4,505,000
Cross currency interest swap agreements – liabilities	(20,533,000)		(20,022,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(270,000)		0
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(56,000)		0
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total vessels and equipment	0		99,967,000
Vessels held for sale	12,740,000		31,680,000
Operating lease right-of-use assets (note 5)	0		1,799,000
Teekay Tankers
Other
Short-term debt (note 8)	20,000,000		10,000,000
Fso
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 5)		$ 29,700,000
Conventional Tankers | Teekay Tankers
Other
Obligations related to finance leases, including current portion (note 5)	$ 233,816,000		$ 360,043,000